ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES	NOTE 8 – ACCRUED EXPENSES
	March 31,2022	December 31, 2021
Accrued Wages	$69,007	$22,950
Accrued Interest and other	53,607	120,897
Accrued Interest and other	$122,614	$143,847
NOTE 7 – ACCRUED EXPENSES
	December 31, 2021	December 31, 2020
Accrued Wages	$22,950-	$25,654
Accrued Interest and other	135,662	477,941
Accrued Interest and other	$158,612	$503,595